UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies to:

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (877) 244-6235

Date of fiscal year end:   02/29/2020

Date of reporting period: 11/30/2019

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

STRINGER FUNDS

Stringer Growth Fund

SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.48%

ASSET ALLOCATION FUNDS - 9.23%
iShare Core Conservative Allocation ETF	40,010	$1,442,833
SPDR Bloomberg Barclays Convertible Securities ETF	22,223	1,215,598
		2,658,431
DEBT FUNDS - 5.09%
First Trust Low Duration Opportunities ETF	28,251	1,465,097

EQUITY FUNDS - 85.16%
First Trust NASDAQ-100 Technology Index Fund	15,196	1,447,834
FlexShares STOXX Global Broad Infrastructure Index Fund	28,310	1,486,428
Goldman Sachs ActiveBeta International Equity ETF	39,435	1,167,276
Invesco S&P 500 ex-Rate Sensitive Low Volatility ETF	60,195	2,438,499
iShares Core Dividend Growth ETF	35,034	1,445,503
iShares Edge MSCI International Momentum Factor ETF	49,425	1,504,003
iShares Edge MSCI Minimum Volatilty Global ETF	30,181	2,880,776
iShares Edge MSCI USA Momentum Factor ETF	28,827	3,573,683
iShares Edge MSCI Minimum Volatilty USA ETF	23,012	1,492,098
Investco Russell 1000 Dynamic Multifactor ETF	40,167	1,308,239
SPDR Portfolio S&P 500 Growth ETF	33,735	1,380,774
Vanguard Value ETF	25,078	2,950,427
WisdomTree International Equity Fund	27,911	1,448,162
		24,523,702

TOTAL EXCHANGE-TRADED FUNDS (Cost $25,563,399)		28,647,230

SHORT TERM INVESTMENTS - 0.47%
Federated Government Obligations Fund - Institutional Shares, 1.53% (a) (Cost $135,438)	135,438	135,438

TOTAL INVESTMENTS (Cost $25,698,837) - 99.95%		28,782,668
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 0.05%		14,185
NET ASSETS - 100%		$28,796,853

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day yield at November 30, 2019, is subject to change and resets daily.

 The accompanying notes are an integral part of these financial statements.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

November 30, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Stringer Growth Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

November 30, 2019 (Unaudited)

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2019.

Growth Fund

Financial Instruments - Assets

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$28,647,230	$—	$28,647,230
Money Market Funds	135,438	—	135,438
Totals	$28,782,668	$—	$28,782,668

(1)             As of and during the three month period ended November 30, 2019, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)             All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedule of Investments.

During the three month period ended November 30, 2019, no securities were fair valued.

Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$25,698,837	$3,106,114	$(22,283)	$3,083,831

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	January 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	January 29, 2020

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	January 29, 2020